Short-Term Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Short-term Debt [Line Items]
Short-term Debt	¥ 871,520		¥ 1,606,253		$ 124,626
Short term debt, Weighted average interest rate	1.32%		1.62%		1.32%	1.62%
Repayment of short term borrowings	¥ 5,699,854	$ 815,068	¥ 10,089,338	¥ 12,824,324
Proceeds from short-term borrowings	4,965,121	$ 710,003	¥ 8,395,377	¥ 11,886,559
Note Arrangement
Short-term Debt [Line Items]
Short term debt, Weighted average interest rate			0.82%	1.02%		0.82%
Collateral from bank			¥ 330,000	¥ 796,000		$ 47,200
Note Arrangement | Period 1
Short-term Debt [Line Items]
Notes Payable			1,460,500			208,800
Note Arrangement | Period 2
Short-term Debt [Line Items]
Notes Payable	818,100		¥ 1,460,500		$ 117,000	$ 208,800
Note Arrangement | Period 3
Short-term Debt [Line Items]
Notes Payable	¥ 460,400				$ 65,800
Short-term bank loans [Member]
Short-term Debt [Line Items]
Short term debt, Description	RMB denominated borrowings that are repayable within one year from their issuance dates.	RMB denominated borrowings that are repayable within one year from their issuance dates.
Short term debt, Weighted average interest rate	1.48%		1.88%		1.48%	1.88%
Restricted cash	¥ 434,100				$ 62,100
Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Short-term Debt	¥ 1,278,500		¥ 5,647,700		$ 182,800
Short term debt, Weighted average interest rate	2.10%		2.33%		2.10%	2.33%
Collateral from bank	¥ 99,100		¥ 1,002,300		$ 14,200
Collateral Pledged [Member] | Short-term bank loans [Member]
Short-term Debt [Line Items]
Restricted cash	429,100				61,400
Line of Credit [Member] | Short-term bank loans [Member]
Short-term Debt [Line Items]
Short term debt, Unused borrowing capacity	1,955,000				279,600
Line of Credit [Member] | Short-term bank loans [Member] | Period 1
Short-term Debt [Line Items]
Short term debt, Unused borrowing capacity	1,755,000				251,000
Line of Credit [Member] | Short-term bank loans [Member] | Period 2
Short-term Debt [Line Items]
Short term debt, Unused borrowing capacity	200,000				28,600
Bank Loans and Notes Payable [Member] | Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Short-term Debt	¥ 4,694,000				$ 671,200